Provisions	12 Months Ended
Dec. 31, 2025
Provisions.
Provisions

(18)Provisions

Details of provisions at 31 December 2025 and 2024 are as follows:

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Provisions for pensions and similar obligations	Note 26	99	102
Other provisions		20	23
Non-current provisions		119	125

Trade provisions		23	25
Other provisions		12	14
Current provisions		35	39
Total provisions		154	164

The movement in non-current and current provisions is as follows:

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023
Opening balance	164	165	166
Net charges	25	9	29
Net cancellations	(39)	(15)	(20)
Transfers	7	4	(9)
Translation differences	(3)	1	(1)
Closing balance	154	164	165

The amounts included under the non-current provisions heading mainly relate to provisions recognized by the Group in connection with retirement benefit obligations and other employment-related commitments for certain employees (see Note 26).